Securities Act Registration No. 333-221072

Investment Company Act Registration No. 811-23306

As filed with the Securities and Exchange Commission on August 21, 2026

SECURITIES AND EXCHANGE COMMISSION

Washington, D. C. 20549

☒	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

☐	Pre-Effective Amendment No.
☒	Post-Effective Amendment No. 172

and/or

☒	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

☒	Amendment No. 175

(Check appropriate box or boxes.)

Collaborative Investment Series Trust

(Exact Name of Registrant as Specified in Charter)

500 Damonte Ranch Parkway

Building 700, Unit 700

Reno, NV 89521

(Address of Principal Executive Offices)(Zip Code)

Registrant’s Telephone Number, including Area Code: 440-922-0066

Northwest Registered Agent Service, Inc.

8 The Green, Suite B

Dover, Delaware 19901

(Name and Address of Agent for Service)

With copy to:

Andrew J. Davalla, Thompson Hine LLP

3900 Key Center

127 Public Square

Cleveland, Ohio 44114

Approximate date of proposed public offering:

It is proposed that this filing will become effective:

☐ Immediately upon filing pursuant to paragraph (b)

☒ On August 28, 2026 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)

☐ On (date) pursuant to paragraph (a)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The purpose of this filing is to delay the effectiveness of the Registrant’s Post-Effective Amendment No. 168 under the Securities Act of 1933, as amended, (the “Securities Act”) and Amendment No. 171 under the Investment Company Act of 1940, as amended, (the “1940 Act”) to its Registration Statement that was filed on June 9, 2026 with respect to the Rareview Bloomberg Commodity Index ETF. Parts A, B and C of the Amendment are incorporated by reference herein.

Signatures

Pursuant to the requirements of the Securities Act and the 1940 Act, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant Rule 485(b)(1)(iii) under the Securities Act and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Cleveland, State of Ohio on the 21st day of August 2026.

Collaborative Investment Series Trust

By:	Gregory Skidmore*
Gregory Skidmore
President and Principal Executive Officer

Pursuant to the requirements of the Securities Act this Registration Statement has been signed below by the following persons in the capacities indicated on August 21, 2026.

Name	Title
Gregory Skidmore*	President, Principal Executive Officer, Trustee
Dean Drulias*	Trustee
Shawn Orser*	Trustee
Fredrick Stoleru*	Trustee
William McCormick*	Treasurer and Principal Financial Officer
Ronald Young Jr.*	Trustee

*By:	/s/ Andrew Davalla
Andrew Davalla
(Pursuant to Powers of Attorney)